Note 14 - Income on Exploration and Evaluation Assets - Schedule of Income From Exploration and Evaluation Assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Income on exploration and evaluation assets	$ 0	$ 0	$ 32,920